Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhcsusglbgrw-20180102_SupplementTextBlock
Prospectus Supplement

John Hancock Capital Series
Supplement dated December 31, 2017 to the current prospectus, as supplemented (the "Prospectus")

John Hancock U.S. Global Leaders Growth Fund (the "fund")

Effective December 31, 2017, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.